Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Basic Materials - 2.4%
Eastman Chemical Company	163,338	$14,916,026
Royal Gold, Inc.	110,137	14,521,563
Southern Copper Corporation	206,628	18,830,010
		48,267,599

Communications - 11.5%
Airbnb, Inc. - Class A (a)	149,373	19,629,106
Booking Holdings, Inc.	5,638	28,011,952
CDW Corporation	89,797	15,628,270
Cisco Systems, Inc.	658,916	39,007,827
Comcast Corporation - Class A	997,078	37,420,337
F5, Inc. (a)	58,169	14,627,759
Omnicom Group, Inc.	194,626	16,745,621
T-Mobile US, Inc.	206,055	45,482,520
VeriSign, Inc. (a)	75,729	15,672,874
		232,226,266

Consumer, Cyclical - 11.9%
Crocs, Inc. (a)	131,848	14,441,311
Cummins, Inc.	51,114	17,818,340
Dick's Sporting Goods, Inc.	67,053	15,344,409
Ferguson Enterprises, Inc.	94,993	16,487,935
Lennar Corporation - Class A	143,289	19,540,321
LKQ Corporation	412,518	15,160,037
Lowe's Companies, Inc.	110,231	27,205,011
NVR, Inc. (a)	1,998	16,341,442
PACCAR, Inc.	201,442	20,953,997
PulteGroup, Inc.	159,995	17,423,455
Tempur Sealy International, Inc.	260,833	14,786,623
Toll Brothers, Inc.	121,615	15,317,409
Ulta Beauty, Inc. (a)	35,183	15,302,142
Williams-Sonoma, Inc.	83,334	15,431,790
		241,554,222

Consumer, Non-cyclical - 33.6%(b)
AbbVie, Inc.	301,517	53,579,571
Align Technology, Inc. (a)	70,414	14,682,023
Altria Group, Inc.	532,757	27,857,864
Avery Dennison Corporation	79,694	14,913,138
Cigna Group	117,684	32,497,260
Corpay, Inc. (a)	47,451	16,058,367
Elevance Health, Inc.	76,678	28,286,514
General Mills, Inc.	295,369	18,835,681
Globus Medical, Inc. - Class A (a)	174,170	14,405,601
HCA Healthcare, Inc.	77,166	23,161,375
Hershey Company	99,470	16,845,245
Hormel Foods Corporation	489,185	15,345,733
ICON PLC (a)	74,382	15,598,649
Jazz Pharmaceuticals PLC (a)	123,316	15,186,365
Johnson & Johnson	346,204	50,068,023
Kroger Company	298,708	18,265,994
McKesson Corporation	40,844	23,277,404
Medpace Holdings, Inc. (a)	42,519	14,126,087
PayPal Holdings, Inc. (a)	272,123	23,225,698
Procter & Gamble Company	240,883	40,384,035
Quest Diagnostics, Inc.	100,768	15,201,861
Regeneron Pharmaceuticals, Inc. (a)	30,837	21,966,120
Sysco Corporation	228,420	17,464,993
Teleflex, Inc.	81,049	14,425,101
UnitedHealth Group, Inc.	137,957	69,786,928
Universal Health Services, Inc. - Class B	84,884	15,229,887
US Foods Holding Corporation (a)	225,600	15,218,976
Viatris, Inc.	1,429,775	17,800,699
WEX, Inc. (a)	85,469	14,984,425
		678,679,617

Energy - 1.9%
Diamondback Energy, Inc.	138,694	22,722,238
Permian Resources Corporation	1,157,653	16,647,050
		39,369,288

Financial - 4.0%
Arthur J. Gallagher & Company	69,473	19,719,911
Blackrock, Inc.	25,883	26,532,922
Cboe Global Markets, Inc.	79,004	15,437,382
CME Group, Inc.	85,334	19,817,115
		81,507,330

Industrial - 16.2%
A.O. Smith Corporation	211,814	14,447,833
Advanced Drainage Systems, Inc.	124,185	14,355,786
Allegion PLC	111,005	14,506,134
Builders FirstSource, Inc. (a)	107,182	15,319,523
Comfort Systems USA, Inc.	33,961	14,401,502
CRH PLC	205,166	18,981,958
Eagle Materials, Inc.	57,782	14,258,286
FedEx Corporation	81,286	22,868,190
Fortune Brands Innovations, Inc.	207,633	14,187,563
General Dynamics Corporation	79,201	20,868,672
Jabil, Inc.	108,900	15,670,710
Lincoln Electric Holdings, Inc.	76,445	14,331,144
Lockheed Martin Corporation	52,074	25,304,840
Masco Corporation	205,495	14,912,772
Nordson Corporation	70,357	14,721,499
Owens Corning	93,857	15,985,724
Packaging Corporation of America	66,924	15,066,600
Teledyne Technologies, Inc. (a)	32,816	15,230,890
TopBuild Corporation (a)	47,624	14,827,256
Westinghouse Air Brake Technologies Corporation	85,405	16,191,934
		326,438,816

Technology - 15.7%
Adobe, Inc. (a)	67,635	30,075,932
Akamai Technologies, Inc. (a)	152,747	14,610,251
Amdocs, Ltd.	170,573	14,522,585
Applied Materials, Inc.	162,145	26,369,641
CACI International, Inc. - Class A (a)	35,745	14,443,125
Cognizant Technology Solutions Corporation - Class A	220,645	16,967,600
Dropbox, Inc. - Class A (a)	483,118	14,512,865
Electronic Arts, Inc.	112,877	16,513,905
EPAM Systems, Inc. (a)	59,348	13,876,749
KLA Corporation	32,628	20,559,555
Lam Research Corporation	307,021	22,176,127
NetApp, Inc.	136,246	15,815,436
ON Semiconductor Corporation (a)	254,224	16,028,823
Paychex, Inc.	124,551	17,464,541
QUALCOMM, Inc.	209,168	32,132,388
Skyworks Solutions, Inc.	166,864	14,797,500
SS&C Technologies Holdings, Inc.	213,243	16,159,555
		317,026,578
TOTAL COMMON STOCKS (Cost $1,866,489,010)		1,965,069,716

MASTER LIMITED PARTNERSHIPS - 2.3%	Units	Value
Energy - 2.3%
Enterprise Products Partners LP	740,320	23,216,435
MPLX LP	462,795	22,149,369
		45,365,804
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $40,556,639)		45,365,804

SHORT-TERM INVESTMENTS - 0.4%		Value
Money Market Funds - 0.4%	Shares
First American Government Obligations Fund - Class X, 4.32% (c)	8,005,372	8,005,372
TOTAL SHORT-TERM INVESTMENTS (Cost $8,005,372)		8,005,372

TOTAL INVESTMENTS - 99.9% (Cost $1,915,051,021)		2,018,440,892
Other Assets in Excess of Liabilities - 0.1%		2,343,672
TOTAL NET ASSETS - 100.0%		$2,020,784,564
two		–%
Percentages are stated as a percent of net assets.		–%

LP Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Distillate U.S. Fundamental Stability & Value ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,965,069,716	$–	$–	$1,965,069,716
Master Limited Partnerships	45,365,804	–	–	45,365,804
Money Market Funds	8,005,372	–	–	8,005,372
Total Investments	$2,018,440,892	$–	$–	$2,018,440,892

Refer to the Schedule of Investments for further disaggregation of investment categories.